Fees Summary	May 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,559,000
Previously Paid Amount	0.00
Total Fee Amount	697.98
Total Offset Amount	0.00
Net Fee	697.98
Narrative - Max Aggregate Offering Price	$ 4,559,000
Final Prospectus	true